CONTINGENCIES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Contingencies [Abstract]
Other current provisions	$ 2,750	$ 0
Provisions	$ 2,750	$ 0